Note 15 - Other Long-term Liabilities - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2018 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2018	€ 10
2019
2020	86
2021
2022	107
2023-2027	277
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2018	55
2019	6
2020	55
2021	75
2022	96
2023-2027	€ 743